Inventory (Schedule of Inventory) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [abstract]
Raw materials and spare parts	$ 3,199	$ 1,634
Work in progress	187	232
Finished goods	4,478	2,849
Inventory	$ 7,864	$ 4,715